Stockholders' Equity (Details 2) (Detail)	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life from date of grant (years)	5 years
Expected volatility	35.00%
Expected dividend yield	0.00%
Risk-free interest rate	1.76%